Acquisitions (Tables) - Summit Materials, LLC	6 Months Ended	12 Months Ended
	Jul. 02, 2016	Jan. 02, 2016
Summary of Assets Acquired and Liabilities Assumed

	Six months ended	Davenport	Year Ended
	July 2,	July 17,	January 2, 2016
	2016	2015	(excluding Davenport)

Financial assets	$12,058	$—	$12,555
Inventories	16,458	21,776	2,036
Property, plant and equipment	147,106	275,436	57,817
Intangible assets	11,746	—	—
Other assets	4,517	6,450	(745)
Financial liabilities	(8,985)	(2,190)	(13,733)
Other long-term liabilities	(24,955)	(4,086)	(11,289)
Net assets acquired	157,945	297,386	46,641
Goodwill	149,832	170,067	15,710
Purchase price	307,777	467,453	62,351
Acquisition related liabilities	(11,113)	—	(1,044)
Bettendorf assets	—	(18,743)	—
Net cash paid for acquisitions	$296,664	$448,710	$61,307

The following table summarizes aggregated information regarding the fair values of the assets acquired and liabilities assumed as of the respective acquisition dates in 2015:

	Davenport	Year Ended
	July 17,	January 2, 2016
	2015	(excluding Davenport)
Financial assets	$—	$12,555
Inventories	21,776	2,036
Property, plant and equipment	275,436	57,817
Intangible assets	—	—
Other assets	6,450	(745)
Financial liabilities	(2,190)	(13,733)
Other long-term liabilities	(4,086)	(11,289)

Net assets acquired	297,386	46,641
Goodwill	170,067	15,710

Purchase price	467,453	62,351

Acquisition related liabilities	—	(1,044)
Bettendorf assets	(18,743)	—

Net cash paid for acquisitions	$448,710	$61,307

Goodwill by Reportable Segment and in Total

	West	East	Cement	Total
Balance, January 2, 2016	$303,926	$98,308	$194,163	$596,397
Acquisitions(1)	24,922	127,795	5,303	158,020
Foreign currency translation adjustments	3,241	—	—	3,241
Balance, July 2, 2016	$332,089	$226,103	$199,466	$757,658

Accumulated impairment losses as of July 2, 2016 and January 2, 2016	$(53,264)	$(14,938)	$—	$(68,202)

(1)Reflects goodwill from 2016 acquisitions and working capital adjustments from prior year acquisitions in the West and Cement segments, including $5.4 million related to below-market contracts assumed with the Davenport Assets’ acquisition.

The following table presents goodwill by reportable segments and in total:

	West	East	Cement	Total

Balance, December 28, 2013	$54,249	$48,693	$24,096	$127,038
Acquisitions	246,506	49,396		295,902
Foreign currency translation adjustments	(3,670)	—	—	(3,670)

Balance, December 27, 2014	297,085	98,089	24,096	419,270
Acquisitions (1)	15,491	219	170,067	185,777
Foreign currency translation adjustments	(8,650)	—	—	(8,650)

Balance, January 2, 2016	$303,926	$98,308	$194,163	$596,397

(1)	Includes certain adjustments related to 2014 acquisitions

Intangible Assets by Type and in Total

	July 2, 2016			January 2, 2016
	Gross		Net	Gross		Net
	Carrying	Accumulated	Carrying	Carrying	Accumulated	Carrying
	Amount	Amortization	Amount	Amount	Amortization	Amount
Leases	$22,103	$(2,844)	$19,259	$10,357	$(2,531)	$7,826
Reserve rights	8,807	(3,037)	5,770	8,636	(2,078)	6,558
Trade names	1,000	(608)	392	1,000	(558)	442
Other	249	(88)	161	249	(70)	179
Total intangible assets	$32,159	$(6,577)	$25,582	$20,242	$(5,237)	$15,005

The following table shows intangible assets by type and in total:

	January 2, 2016			December 27, 2014
	Gross		Net	Gross		Net
	Carrying	Accumulated	Carrying	Carrying	Accumulated	Carrying
	Amount	Amortization	Amount	Amount	Amortization	Amount
Leases	$10,357	$(2,531)	$7,826	$10,357	$(2,031)	$8,326
Reserve rights	8,636	(2,078)	6,558	9,094	(540)	8,554
Trade names	1,000	(558)	442	1,020	(470)	550
Other	249	(70)	179	249	(32)	217

Total intangible assets	$20,242	$(5,237)	$15,005	$20,720	$(3,073)	$17,647

Estimated Amortization Expense for Intangible Assets

Amortization expense totaled $1.0 million in the six months ended July 2, 2016 and June 27, 2015, respectively. The estimated amortization expense for the intangible assets for each of the five years subsequent to July 2, 2016 is as follows:

2016 (six months)	$1,233
2017	1,258
2018	1,252
2019	1,246
2020	1,162
2021	1,121
Thereafter	18,310
Total	$25,582

The estimated amortization expense for intangible assets for each of the next five years and thereafter is as follows:

2016	2,167
2017	959
2018	959
2019	959
2020	901
Thereafter	9,060

Total	$15,005